Disposal of Qingtian International School (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2023 CNY (¥)
Zhejiang Lishui Qiaoxiang Education Consulting Service Co Ltd [Member]
Disposal of Qingtian International School [Line Items]
Consideration value	¥ 23.2
Qingtian International School [Member]
Disposal of Qingtian International School [Line Items]
Additional paid in capital	¥ 3.7
Qingtian International School [Member]
Disposal of Qingtian International School [Line Items]
Percentage of sponsorship interest	100.00%